Schedule II (details) - Guarantees Footnote	12 Months Ended
Dec. 31, 2016
Schedule II
Schedule II Guarantees Footnote [Text Block]

1.                                      GUARANTEES

The Travelers Companies, Inc. (TRV) fully and unconditionally guarantees the payment of all principal, premiums, if any, and interest on certain debt obligations of its subsidiaries TPC and TIGHI.  The guarantees pertain to the $200 million 7.75% notes due 2026 and the $500 million 6.375% notes due 2033.

TRV also has contingent obligations for guarantees in connection with the selling of businesses to third parties and various indemnifications including indemnifications to service providers in the normal course of business.  The guarantees and indemnification clauses are often standard contractual terms and include indemnifications for breaches of representations and warranties and in some cases obligations arising from certain liabilities. The terms of these provisions vary in duration and nature.  Certain of the guarantees and indemnifications described above have no stated or notional amounts or limitation to the maximum potential future payments, and, accordingly, TRV is unable to provide an estimate of the maximum potential payments for such arrangements.